Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	24,915,740	22,495,955
Common stock, shares outstanding	24,915,740	22,495,955